Note 15 - Stock-based Compensation (Details) - Ordinary Shares Reserved for Future Issuance	Dec. 31, 2015 shares
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	308,460,750
Employee Stock Option [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	177,528,800
Restricted Stock Units (RSUs) [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	50,608,350
Stock Compensation Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	38,764,950
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	5,501,800
Shares Reserved For Awards [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	36,056,850